Contractual obligations and deferred income (Details) - BRL (R$) R$ in Thousands		1 Months Ended
		Mar. 31, 2018	Dec. 31, 2022	Dec. 31, 2021
Contract obligations and deferred income
Contractual obligations and deferred income			R$ 57,852	R$ 46,165
Current			57,852	46,037
Non-current			0	128
Contractual obligations and deferred income			57,852	46,165
Refund liability
Contract obligations and deferred income
Contractual obligations and deferred income	[1]		51,533	37,122
Contractual obligations and deferred income	[1]		51,533	37,122
Contract of exclusivity for processing payroll
Contract obligations and deferred income
Contractual obligations and deferred income			587	783
Contractual obligations and deferred income			587	783
Deferred income in leaseback agreement
Contract obligations and deferred income
Contractual obligations and deferred income	[2]		4,075	5,678
Contractual obligations and deferred income	[2]		4,075	5,678
Other contractual obligations
Contract obligations and deferred income
Contractual obligations and deferred income			1,657	2,582
Contractual obligations and deferred income			R$ 1,657	R$ 2,582
Somos - Anglo (Predecessor) | Deferred income in leaseback agreement
Contract obligations and deferred income
Proceeds from sale of property, plant and equipment		R$ 25,500
Deferred income		R$ 9,104
Lease term of the property		120 months

[1]	Refers to the customer’s right to return products, as mentioned in Note 11, the Company business cycle is from September to September for each year, being the provision reduced in the end of business cycle and estimated in the fourth quarter.
[2]	In March 2018, the predecessor Somos-Anglo entered into a sales and leaseback agreement of a property located at Avenida João Dias in the city of São Paulo in the amount of R$ 25,500. This transaction included deferred income of R$ 9,104, which has been appropriated according to the lease term of the property (120 months).